Prepaid Expenses and Other (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other [Abstract]
Schedule of Prepaid and Other Expenses

Prepaid and other expenses as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Insurance prepayments	$7,028	$5,916
Other expense prepayments	11,914	19,838
Lease deposits	13,993	55,047
Contract assets	–	20,058
Total prepaid expenses and other	32,935	100,859
Less: long term portion	–	(44,140)
Prepaid expenses and other, current portion	$32,935	$56,719